Provision for lawsuits and administrative proceedings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Legal proceedings provision	$ 17,947	$ 18,082
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision	15,747	17,081	$ 15,995	$ 20,631
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision	2,096	980	470	300
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Legal proceedings provision	$ 104	$ 21	$ 4	$ 21